CASH AND CASH EQUIVALENTS (Tables)	9 Months Ended
Sep. 30, 2026
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents	Cash and cash equivalents consisted of the following items:

	September 30, 2026	December 31, 2025

Cash and cash equivalents at banks and on hand	304	247
Short-term deposits and money market funds	132	208
Cash and cash equivalents, as presented in the interim condensed consolidated statement of cash flows	436	455